AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST __, 2002
                                                               File No. 33-81926
                                                               File No. 811-8652

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933               /X/
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940          /X/
                                AMENDMENT NO. 11

                             CROFT FUNDS CORPORATION
               (Exact Name of Registrant as Specified in Charter)

                         Canton House, 300 Water Street
                            Baltimore, Maryland 21202
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (410) 576-0100
                                 Mr. Kent Croft
                         Canton House, 300 Water Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Leslie Cruz, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box)

_ immediately upon filing pursuant to paragraph (b) of Rule 485 X on August 30th, 2002 pursuant to paragraph (b) of Rule 485
_ 60 days after filing pursuant to paragraph (a) of Rule 485
_ on [date] pursuant to paragraph (a) of Rule 485
_ 75 days after filing pursuant to paragraph (a) of Rule 485

CROFT FUNDS CORPORATION

Croft-Leominster Value Fund

Croft-Leominster Income Fund

August 30, 2002

The Value Fund and the Income Fund are two separately-managed, diversified portfolios of Croft Funds Corporation, a no-load, open-end management investment company. Croft-Leominster, Inc. serves as investment manager for the Funds.

          The Value Fund seeks capital growth by investing primarily in the common stock of companies which are believed to be undervalued and have good prospects for capital appreciation.

          The Income Fund seeks a high level of current income with moderate risk of principal by investing primarily in a diversified portfolio of investment grade fixed-income securities.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the con- trary is a criminal offense.

TABLE OF CONTENTS

PAGE
Investment Summary:
         Investment Objectives,
           Strategies and Risks             3

Fund Performance Information:
         Average Annual Total Returns       5
         Fees and Expenses of the Funds     6
         Example of Annual Expenses         6

Management of the Funds:
         Investment Manager                 7
         Portfolio Manager                  7

Shareholder Information:
         How Net Asset Value is Determined  8
         How to Buy Shares                  8
         How to Redeem Shares               9
         Distributions                     11
         Taxes                             11
         Distribution Plan                 11

Financial Highlights                       12

Shareholder Inquiries              Back Cover

INVESTMENT SUMMARY

THE VALUE FUND


         Investment Objective

The Value Fund's investment objective is growth of capital.

         Principal Investment Strategies

Croft-Leominster, Inc. (the "Manager") focuses on companies with low stock prices relative to future earnings growth, cash flow and asset value. At times, the Manager employs a "contrarian" approach that focuses on securities of companies that are undervalued in the marketplace, may be out-of-favor with the investment community (ie., lack of coverage by financial analysts, negative sentiment by financial analysts, or other pressures causing a decline in the price of a security), and whose price/earnings ratio is lower than the rest of the market. Under normal circumstances, the Manager may sell a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.
     The Fund invests primarily in common stocks of established mid-sized and largesized companies that the Manager believes are undervalued. Mid-sized companies have market capitalizations in the range of $1.5 billion to $10 billion, and large companies are those with market capitalizations greater than $10 billion. In making investment decisions for the Fund, the Manager considers the underlying value of a company's assets, including cash flow, valuing of resource reserves and land assets, and other factors.
     While the Manager generally intends to hold a carefully selected, diversified portfolio of securities, the Fund. may, from time to time, take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. These temporary positions may prevent the Fund from achieving its investment objective.
     The investment policy and objective of the Value Fund may be changed without shareholder approval.


         Related Risks

Investing in equity securities involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations.
     The Fund's shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund's portfolio. The stocks in which the Fund invests will normally exhibit the characteristic of a lower price to projected earnings ratio than the market and a somewhat higher level of "company-specific" risks than the market. As a result, these stocks may have higher earnings sensitivity to the business cycle or interest rates, high debt levels, potential for business restructurings or other special situations, and legal or regulatory risks and uncertainties.
     Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment. The Fund's net asset value, yield, and total return may be affected by such price movements.

THE INCOME FUND

         Investment Objective

The Income Fund's, investment objective is high current income with moderate risk to principal.

         Principal Investment Strategies

The Fund invests primarily in corporate bonds and other fixed-income securities that are considered investment grade or better. The Fund invests to a lesser but still significant extent in fixed income securities that are rated below "investment grade" or that are not rated. These lower-rated securities are often referred to as "high yield securities" or "junk bonds." Under normal circumstances, the Manager may sell a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.
     The Manager emphasizes current income when selecting securities. The Fund will generally hold a diversified portfolio of investments to help minimize the effects on the Fund in the event that the credit rating of any investment is downgraded or underlying obligations are not repaid. When the Fund invests in high yield securities, it generally seeks to receive a correspondingly high return to compensate it for the additional credit risk and market risk it has assumed.
     The Manager also will attempt to minimize the effects on the Fund of early issuer redemptions by purchasing some bonds that are either selling at a discount to their call price (the price at which they can be redeemed by the issuer before their scheduled maturity) or are non-callable for life.
     The Fund may, from time to time, take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. These temporary positions may prevent the Fund from achieving its investment objective.
     The investment policy and objective of the Income Fund may be changed without shareholder approval.



Related Risks

The Fund's shares will fluctuate in value in response to interest rate changes and other factors which may cause you to lose all or a substantial part of your investment.
     The Fund's net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. High-yield junk bonds are especially sensitive to changes in interest rates.
     Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund's investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.
     The Fund's investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets. Prices may also be affected by investors' perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Fund Performance

The bar chart and table below reflect the performance of each Fund both calendar year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in each of the Funds. This past performance, however, does not necessarily indicate how the Funds will perform in the future.

The Income Fund

[GRAPHIC OMITTED]

The Value Fund

[GRAPHIC OMITTED]

* The year to date return as of June 30, 2002 was -14.09% and 1.74% for the Value and Income Funds, respectively.



The highest and lowest return for an individual calendar quarter was as follows:
                 Highest      For the     Lowest      For the
                 Quarterly    Period      Quarterly   Period
                 Return       Ending      Return      Ending
                 ------       ------      ------      ------
Value Fund       20.21%     (6/30/97)     (25.29)%   (9/30/98)

Income Fund       6.86%     (12/31/96)     (1.69)%   (3/31/96)

Average Annual Total Returns (For periods ended December 31, 2001).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Value Fund
                                                                        Since
                                         One Year      Five Year      Inception*

Value Fund Returns Before Taxes           (1.50)%       10.25%          12.45%
Value Fund Returns After Taxes on
  Distributions                           (1.83)%        9.63%          11.69%
Value Fund Returns After Taxes on
  Distributions and Sale of Fund Shares   (0.66)%        8.40%          10.28%
Russell 2000+ (reflects no deductions
  for fees, expenses or taxes)             1.03%         6.14%           9.52%
S&P 500+   (reflects no deductions
  for fees, expenses or taxes)           (13.04)%        9.15%          12.78%

*    The Value Fund commenced operations on May 4, 1995.
+ The Russell 2000 is an unmanaged index that is comprised of the smallest 2000 companies in the Russell 3000 Index. It is widely recognized as an indicator of overall performance for small-capitalization companies.
++ The S&P 500 Composite is an unmanaged index that is a widely recognized indicator of general market performance.

Income Fund
                                                                        Since
                                           One Year      Five Year    Inception*
                                           --------      ---------    ---------

Income Fund Returns Before Taxes             8.92%         5.13%        6.80%
Income Fund Returns After Taxes on
  Distributions                              6.14%         3.48%        3.66%
Income Fund Returns After Taxes on
  Distributions and Sale of Fund Share       5.39%         2.61%        3.94%
Lehman-Brothers Intermediate Bond
  Index+ (reflects no deductions for
  fees, expenses or taxes)                  10.12%         6.12%        6.94%

*    The Income Fund commenced operations on May 4, 1995.
+ The Lehman-Brothers Intermediate Bond Index is a broad measure of the performance of intermediate (one to ten years) government and corporate fixed-rate debt issues.

Fees and Expenses  of the Funds

These tables describe the fees and expenses you may pay if you buy and hold shares of the Funds.

Shareholder Fees  None                              Value Fund      Income Fund
(fees paid directly from your investment)

The Funds do not charge sales loads.       Annual Fund Operating Expenses
Redemption proceeds wired to a           (expenses deducted from Fund assets)
designated account at the
shareholder's request however      Management Fees    0.94%            0.79%
will be reduced by a wire
redemption fee of $20.             Distribution
                                    (12b-1) Fees*     None              None

                                   Other Expenses     1.29%            0.97%

                                   Total Annual Fund
                                   Operating Expenses 2.23%            1.76%
                                   Less Waivers/
                                   Reimbursements**   0.73%            0.66%
         Net Annual Fund Operating Expenses           1.50%            1.10%

* The Funds have adopted a rule 12b-1 plan, but as of the date of this prospectus, the Funds have not implemented it or paid any 12b-1 fees.
** The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through April 30, 2003 to limit Fund Total Operating Expenses to 1.50% for the Value Fund and 1.10% for the Income Fund.

Example: The following Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the ends of those periods. The Example is based on Net Annual Fund Operating Expenses for the 1st year and Total Annual Fund Operating Expenses for the remaining periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. This hypothetical rate of return is not intended to be representative of past or future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years       5 Years       10 Years

 Value Fund          $150         $630          $1,159        $2,732

Income Fund          $110         $498          $907          $2,148



MANAGEMENT OF THE FUNDS

Investment Manager. The Manager provides investment advisory and portfolio management services and makes day-today investment decisions for the Funds. The

Manager is registered as an investment adviser with the SEC and has been in the investment management business for more than 10 years. On June 30, 2002, the Manager managed over $396 million of assets for pension plans, corporations, individuals, institutions and limited partnerships. The Manager's address is Canton House, 300 Water Street, Baltimore, Maryland 21202.

For the year ended April 30, 2002, the Manager received from each Fund the management fee set forth in the table below:

                                             Value Fund        Income Fund

Management fee                                 0.94%              0.79%
(as a percentage of average net assets)

Fund Share Ownership By The Manager's Employees. Ownership of Fund shares by employees of the Manager is set forth below as of June 30, 2001:

                                               Value Fund       Income Fund

Manager Employee                                 21.30%            16.38%
Ownership of Fund Shares
(as a percentage of total shares outstanding)

Co-Portfolio Managers

L. Gordon Croft, Vice President and Director of the Manager, has joint responsibility for overseeing the investments of the Funds' assets. Mr. Croft holds a B.E.S. degree in Engineering from the Johns Hopkins University and an M.E.A. in Engineering from George Washington University. From 1967 through 1989, he held various positions with T. Rowe Price Associates, Inc., most recently as an investment counselor and Director. Mr. Croft co-founded Croft-Leominster, Inc. with Kent Croft in 1989.

Kent G. Croft, President, Director and Secretary of the Manager, has joint responsibility for overseeing the investments of the Funds' assets. He holds an A.B. degree ('85) from Dartmouth College. From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York. From 1988-1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp. In 1989, he co-founded Croft-Leominster, Inc. He is a board member for the Baltimore Securities Analyst's Society and a member of the Association of Investment Management and Research. Lastly, he is NASD and NYSE registered and completed work at Harvard University's Kennedy School of government in behavorial finance.
     Mr. Croft's other activities include trustee of Charles County Community College Foundation, President of Croft-Leominster Inc. Foundation, Trustee of the Baltimore Mentoring Partnership, Trustee of the Wildfowl Trust of North America and Trustee at St. Paul's School.

         HOW NET ASSET VALUE IS DETERMINED


The price of Fund shares is the Fund's net asset value. The net asset value per share of each Fund is determined once on each day on which the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which the Corporation's Directors have determined to approximate their market value. All other securities and assets are valued at their fair value as determined in good faith by the Directors or by persons acting at their direction pursuant to guidelines established by the Directors.
     Orders for the purchase of shares of the Funds are executed at the net asset value determined as of the next Valuation Time after an order is received in proper form. Shares will not be priced on days when the New York Stock Exchange is closed.

HOW TO BUY SHARES

You may purchase shares by mail, wire, or through broker-dealer firms that make shares available. The funds do not charge any sales charges for purchases of Fund shares.
     The minimum initial investment is $2,000 ($500 for an IRA), and the minimum additional investment is $200. The Corporation reserves the right to reject any order for the purchase of shares in whole or in part.

Purchases by Mail

You may open an account by mail or overnight delivery by sending a check or other negotiable bank draft (payable to: the Croft-Leominster [Name of Fund]) for $2,000 or more ($500 minimum for IRAs), together with the completed Application Form to the Corporation at the following address (use for overnight delivery also.)

Croft-Leominster Inc.
Canton House
300 Water Street
Baltimore, MD 21202-3322


If you are making a subsequent investment, you should send a stub from a previous confirmation in lieu of the application form. If no stub is available, you should send a brief letter giving the name of the Fund(s), registered name(s) of the account and the account number along with a check indicating your account number on the face. Checks do not need to be certified but must be drawn on a U.S. bank. Mutual Shareholder Services, the Corporation's transfer agent, will charge a $20 fee against your account for any check returned to the Custodian. You will also be responsible for any losses suffered by a Fund as a result of a returned check.




Purchases by Wire

You may purchase shares by wire. A purchase order will be effective as of the day received, if the order and payment are received before 4:00 p.m., Eastern Time. Your bank may charge a wire fee.
     If you are establishing a new account or purchasing additional shares for an existing account by wire transfer, you should call Mutual Shareholder Services beforehand to provide account information. A properly completed and signed application marked "follow up" must be sent for all new accounts opened by wire, which are subject to acceptance by the fund.
     If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Funds by requesting the bank to transmit funds by wire to:

US Bank
ABA #0420-0001-3
Attn: Croft-Leominster Value Fund or
Income Fund
(DDA #481701340)

Your name and account number must be specified in the wire

Tax-Deferred  Retirement Plans

You may purchase shares for virtually all types of tax-deferred retirement plans. Please contact the Corporation at 1-800-746-3322 to obtain plan forms and/or custody agreements for the following:

     Individual Retirement Accounts (for individuals and their non-employed spouses who wish to make limited tax-deductible contributions to a taxdeferred account for retirement); and

     Simplified Employee Pension Plans

     US Bank, N.A. furnishes custodian services to the Funds' shareholders for such tax-deferred retirement plans. Dividends and distributions will be automatically reinvested without a sales charge. For further details, including fees charged, tax consequences and redemption information, see the specific plan documents which can be obtained from the Corporation. You should consult with your tax advisor before establishing any tax-deferred retirement plans.
     If you are interested in investing your IRA account in the Funds, you may have to establish an IRA or IRA Rollover account through US Bank, N.A. Please call the Corporation at 1-800-746-3322 for further information.






HOW TO REDEEM SHARES

You may redeem shares by sending a written request, signed by the record owner(s), to: Mutual Shareholder Services, the Fund's transfer agent, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141. The request must specify the name of the Fund and the number of shares to be redeemed.

Redemption requests and changes to the shareholder's address or designated bank account must be guaranteed by an "eligi- ble guarantor institution" (which includes: banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

You may not redeem shares directly from the Funds by telephone. If you have purchased shares through a broker, you may redeem those shares through such broker consistent with the broker's policies (which might permit telephone redemptions), the terms of any agreement with the broker governing the purchase and redemption of those shares, and the terms of any agreement governing the relationship between the broker and the Funds. Under these circumstances, redemptions may be effected by telephone through such brokers.

The redemption price is the net asset value per share next computed after receipt of the redemption request in proper form. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for the shares (collection of payment could take up to 15 days). The Custodian will charge $13 for a Federal Reserve wire redemption payment made at your request.

The Funds reserve the right to redeem shares if the account has a value of less than $1,000 due to redemptions. If a Fund exercises its right to redeem such shares, you will be given written notice and will be allowed 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000.

The Funds will pay cash for all shares redeemed, except under abnormal conditions that make payment in cash impractical. In such an instance, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. You may incur brokerage costs and taxes in converting such securities to cash.

DISTRIBUTIONS

The Funds distribute as dividends substantially all net investment income (which comes from dividends and interest received from investments) and net realized capital gains, if any. The Value and Income Funds generally will declare and pay dividends out of any investment income annually and quarterly, respectively, and distribute any net realized capital gains annually. Any distributions will be paid in Fund shares, unless you elect, in writing, at least 15 days prior to the date of distribution by written notice to the Corporation's transfer agent, to receive them in cash. Such election will become effective for any future dividends.

TAXES

Distributions you receive from the Funds may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are ordinary income and capital gains distributions are taxed as long-term capital gains. The Funds will tell you annually how to treat dividends and distributions. If you redeem shares of a Fund, you may be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

DISTRIBUTION PLAN

The Funds have adopted a distribution and shareholder services plan (the "Plan") pursuant to rule 12b-1 of the Investment Company Act of 1940. As provided in the Plan, each Fund may pay a fee of up to .25% of the Fund's average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance. The Plan also provides for payment of expenses relating to the costs of prospectuses, reports to Shareholders, sales literature and other materials for potential investors. As of the date of this prospectus, the Funds have not implemented the Plan or paid any rule 12b-1 fees.

Financial Highlights

     The following financial highlights information is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates, CPA's, Inc., whose report, along with each Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's 2002 Annual Report to Shareholders, which is available upon request.

                         Per Share Operating Performance
                 (for a share outstanding throughout the period)
                         For Fiscal Years Ended April 30

                                 Value    Value    Value   Value   Value   Income   Income   Income  Income   Income
                                 Fund     Fund     Fund    Fund    Fund    Fund     Fund     Fund    Fund     Fund
                                 2002     2001     2000    1999    1998    2002     2001     2000    1999     1998
                                 ----     ----     ----    ----    ----    ----     ----     ----    ----     ----

Net Asset Value, Beginning
  of Period                    $18.64   $16.57   $16.65   $17.03  $13.32   $9.24   $9.43   $10.47   $10.95   $10.40


Income (loss) from investment
  operations:                   (0.04)    0.05    (0.08)   (0.04)   0.00    0.59    0.72     0.76     0.77     0.81
  Net investment income (loss)

  Net realized and unrealized
    gain (loss) on investment   (1.07)    2.04     0.00    (0.10)   5.49    0.04   (0.20)   (1.02)   (0.46)    0.65

Total from investment
  operations                    (1.11)    2.09    (0.08)   (0.14)   5.49    0.63    0.52    (0.26)    0.31     1.46

Less distributions:
Dividends from net investment
  income                        (0.03)   (0.02)    0.00     0.00    0.00   (0.61)  (0.71)   (0.78)   (0.76)   (0.78)

Distributions from net realized
  gains                         (0.25)    0.00     0.00    (0.24)  (1.78)   0.00    0.00     0.00    (0.03)   (0.13)

Return of Capital
       Total Distributions      (0.28)   (0.02)    0.00    (0.24)  (1.78)  (0.64)  (0.71)   (0.78)   (0.79)   (0.91)


       Net Asset Value, End of
         Period                $17.25   $18.64   $16.57   $16.65  $17.03   $9.23   $9.24    $9.43   $10.47   $10.95

Ratios/Supplemental data:
 Net Assets, end of period
  (000's)                      $5,727    5,438    4,864    4,899   5,263  $8,287   7,679    8,157   10,121    9,890
Ratios to average net assets:
 Expenses (before
  reimbursement)                 2.23%    2.46%    2.47%    2.59%   2.75%   1.76%   1.91%    1.79%    1.78%    1.59%
 Expenses (after
  reimbursement)                 1.50%    1.44%    1.50%    1.50%    1.50%  1.10%   1.10%    1.10%    1.10%     1.10%
 Net investment income (before
  reimbursement)                (0.92%)  (0.74)%  (1.01)%  (1.37)% (1.25)%  5.57%   6.92%    6.97%    6.47%    6.90%
 Net investment income (after
  reimbursement)                (0.22%)   0.28%   (0.49)%  (0.29)%  0.00%   6.23%   7.73%    7.66%    7.15%    7.38%
 Portfolio turnover rate        47.79%   54.57%   55.66%   89.33%  80.98%  23.80%  12.33%    5.87%   13.45%   15.62%

Total Return                    (6.05%)  12.61%   (0.48)%  (0.63)% 43.14%   6.91%   5.78%   (2.40)%   2.91%   14.36%



                               INVESTMENT MANAGER
                             Croft-Leominster, Inc.
                         Canton House, 300 Water Street
                            Baltimore, Maryland 21202

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                             Washington, D.C. 20004

                              INDEPENDENT AUDITORS
                          McCurdy & Associates, CPA's,
                                      Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                  ADMINISTRATOR, TRANSFER AGENT AND SHAREHOLDER
                                 SERVICES AGENT
                           Mutual Shareholder Services
                          8869 Brecksville Road Suite C
                              Brecksville, OH 44141

CROFT FUNDS CORPORATION
Shareholder Inquiries

     If you have questions about your account, you may contact the Corporation's transfer agent at: 8869 Brecksville Road, Suite C, Brecksville, OH 44141 or by calling 1-800-746-3322.

     You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent, or by writing to: Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202 or by telephoning 1-800-551-0990:

     A  statement  of  additional  information  ("SAI")  about  the Fund that is incorporated by reference into the Prospectus. The Fund's most recent annual and semi- annual reports which contain detailed financial information. The annual report also contains a discussion of markets con-ditions and investment strategies that sig- nificantly affected the Fund's performance during its last fiscal year. Detailed information about purchasing and redeeming Fund shares that is incorporated by reference into the Prospectus.

     In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commissions ("SEC") Public Reference Room in Washington, DC (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The SEC's Internet site at http://www.sec.gov has reports and other information about the Fund and you may get copies of this information by writing the Public Reference Section of the SEC, Washington, DC 20549-5009 and by paying duplicating fees.

     No person has been authorized to give any information or to make any representations not contained in this prospectus in connec- tion with the offering made by this prospec- tus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. This prospectus does not constitute an offer- ing by the Funds in any jurisdiction in which such offering may not lawfully be made.

                                       Investment Company Act File No. 811-8652






                             CROFT FUNDS CORPORATION

                           Croft-Leominster Value Fund

                          Croft-Leominster Income Fund









                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 30, 2002












This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated August 30, 2002. You may obtain a copy of the Prospectus by writing Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202 or by calling 1-800-551-0990.

The Corporation's financial statements for the fiscal year ended April 30, 2002, including notes thereto and the report of McCurdy & Associates CPA's, Inc., independent auditors, thereon have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                   Page

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION                   2
--------------------------------------------------
GENERAL INVESTMENT PRACTICES                                         4
----------------------------
MISCELLANEOUS INVESTMENT PRACTICES                                   7
----------------------------------
NOTE ON SHAREHOLDER APPROVAL                                         8
----------------------------
FUNDAMENTAL INVESTMENT RESTRICTIONS                                  9
-----------------------------------
MANAGEMENT OF THE FUNDS                                             11
-----------------------
5% AND 25% SHAREHOLDERS                                             14
-----------------------
OTHER SERVICES                                                      17
--------------
PORTFOLIO TRANSACTIONS                                              19
----------------------
TAXES                                                               23
-----
CALCULATION OF YIELD AND RETURN                                     25
-------------------------------
PERFORMANCE COMPARISONS                                             29
-----------------------
DISTRIBUTIONS                                                       29
-------------
EXPERTS                                                             30
-------

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION
--------------------------------------------------


     Croft  Funds   Corporation  (the   "Corporation")   was  established  as  a
corporation under the laws of the State of Maryland under Articles of Incorporation (the "Articles") dated July 20, 1994 and is authorized to issue 30 million shares of capital stock, par value of $.001 per share, all of which Shares are designated common stock. Each Share shall be entitled to dividends and distributions when and if declared by each Fund. In the event of liquidation or dissolution of a Fund, each Share would be entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. A copy of the Articles is on file with the Secretary of the State of Maryland.

     Shares of each Fund are entitled to one vote per share, with proportional voting for fractional shares, on the matters that shareholders are entitled to vote. Shareholders will not normally be required to meet for the purpose of electing Directors, except insofar as elections are required under the 1940 Act.

     In addition, the Directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Funds and filed with the Funds' custodian. The Directors may also be removed by a vote of the holders of two-thirds of the outstanding shares of the Funds at a meeting duly called for such purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Director, the Funds have agreed to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each Director will continue to hold office and may appoint his successor.

     The Board of Directors may classify any authorized but unissued Shares into classes and may establish certain distinctions between classes relating to additional voting rights, payments of dividends, rights upon liquidation or distribution of the assets of the Funds and any other restrictions permitted by law and the Corporation's Articles.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Croft-Leominster Value and Income Funds (the "Funds") are diversified portfolios of the Corporation, an open-end management investment company. The investment objectives and policies of the Funds are outlined below and in the Prospectus. There is no assurance that a Fund's objective will be achieved.

     This Statement of Additional Information ("SAI") contains certain supplemental information about the Funds' objectives and policies, including "miscellaneous investment practices" in which the Funds may engage. A description of security ratings is set forth in Appendix A to this SAI.

The Value Fund

     The Value Fund's investment objective is growth of capital. Under normal market conditions, the Fund invests primarily in common stocks of established mid-sized and large-sized companies that the Manager believes are undervalued. Although the Value Fund invests primarily in common stocks, up to 35% of its assets may be invested in warrants and in investment-grade convertible securities, preferred stocks, and corporate debt securities. Consistent with its objective, the Fund may invest in U.S.-traded securities and non-U.S. traded equity securities of foreign issuers, and may invest a portion of its assets in foreign debt securities. The Fund may invest up to 10% of its assets in non-investment grade debt securities with ratings as low as CCC from Standard & Poor's Corporation ("S&P") or Caa from Moody's Investors Services, Inc. ("Moody's"). These securities are commonly referred to as "junk bonds." Debt securities rated Caa by Moody's may be in default or there may be present elements of danger with respect to principal or interest. Debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

     In seeking investments for the Value Fund, the primary consideration of the Fund's manager, Croft-Leominster, Inc. (the "Manager"), is to invest in
securities  which  the  Manager  believes  are  currently   undervalued  due  to
inefficiencies in the market. However, in selecting such securities, the Manager's opinions and judgments may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.

The Income Fund

     The Income Fund's investment objective is high current income with moderate risk to principal. Under normal market conditions, the Fund will invest at least 65% of its total assets in a diversified portfolio of U.S.-traded investment grade securities. Although the Income Fund invests primarily in a diversified portfolio of investment grade fixed-income securities, up to 35% of its assets may be invested in warrants and in investment-grade convertible securities, preferred stocks, and common stocks. Consistent with its objective, the Fund primarily invests in debt securities that are considered investment grade (e.g., rated Aaa, Aa, A, or Baa by Moody's, or AAA, AA, A, or BBB by S&P, or, if not rated, determined by the Manager to be of comparable quality). The Fund may also invest up to 35% of its assets in non-investment grade debt securities. These securities, commonly referred to as "junk bonds," are rated Ba or below by Moody's or BB or below by S&P, or have no credit rating at all but are determined to be of comparable quality by the Manager. The Fund may own securities with ratings as low as Caa from Moody's or CCC from S&P. Debt securities rated Caa by Moody's may be in default or there may be present elements of danger with respect to principal or interest. Debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

GENERAL INVESTMENT PRACTICES
----------------------------

     Cash Reserves. The Funds generally will not employ defensive strategies, although during periods of difficult or unfavorable market conditions, each Fund may invest up to 100% of its assets in high-quality, short-term debt securities or cash. These instruments include certificates of deposit and banker's acceptances issued by FDIC-insured banks, commercial paper which is either issued by companies having an outstanding debt issue rated at least A or better by S&P or A or better by Moody's and short-term corporate obligations that are rated A-2 or better by S&P or Prime-2 or better by Moody's or, if not rated, are of comparable quality as determined by the Manager. In addition, the Funds may hold any cash balances it accumulates for investment, reinvestment or distribution in such short-term debt securities.

     Convertible Securities, Preferred Stocks, and Warrants. Each Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on the company's earnings and assets before common stock owners, but after bond owners. Warrants are options that entitle the holder to buy a stated number of shares of common stock at a specific price at a specified future date (generally, two or more years.)

         Equity Securities. The Funds may invest in equity securities, including common stocks, represent an ownership interest in a corporation and have the least claim on a company's earnings and assets. In purchasing equities, each Fund may invest in companies that pay a significantly higher yield than the general market. In contrast to fixed-income securities, the dividends of common stocks may be increased periodically.

     Fixed-Income and Convertible Securities. The Funds may invest in U.S. Government and corporate debt and convertible securities of varying maturities. The Manager may adjust the average maturity of a Fund's holdings of convertible and fixed-income securities from time to time, depending on a number of factors including: (i) its assessment of the relative yields available on securities of different maturities, (ii) its expectations of future changes in interest rates, and (iii) with respect to convertible securities, its evaluation of the fundamental investment merits of the equity security for which the convertible security may be exchanged.

     The Funds intend to purchase fixed-income and convertible securities that are primarily of investment grade (i.e., rated Baa or better by Moody's or BBB or better by S&P). However, the Funds may also invest in fixed-income and convertible securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, judged by the Manager to be of comparable quality. Such securities are often called "junk bonds." See "High-Yield Junk Bonds" below for more information.

     Foreign Securities. The Funds may invest in securities of foreign issuers which may be traded in domestic securities markets in the form of American Depository Receipts (ADRs), or in ordinary share form traded in the market of the country of origin. These foreign securities, in particular those traded principally overseas, may involve certain special investment risks due to foreign economic, political and legal developments, including: (i) favorable or unfavorable changes in currency exchange rates, (ii) exchange control regulations (including currency blockage), (iii) expropriation of assets or nationalization, (iv) imposition of withholding taxes on dividend or interest payments, and (v) possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable domestic companies and domestic securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. In addition, unsponsored ADRs may provide less information to the holders thereof.

     High-Grade, Short-Term Debt Securities. The Funds may invest in a variety of high-grade, U.S. dollar-denominated, short-term debt securities, such as commercial paper rated A2/P2 or above. For a description of the Moody's and S&P ratings for such instruments, see Appendix A. From time to time, the Funds may invest in such instruments when the Manager believes that suitable equity, convertible, or longer-term fixed-income securities are unavailable. When a Fund is investing in such instruments, it is not investing in instruments paying the highest available yield at that particular time. There are usually no brokerage commissions paid by a Fund in connection with the purchase of such instruments. See "Portfolio Transactions - Brokerage and Research Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

     A Fund's portfolio holdings of short-term, high-grade debt instruments will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security were held to maturity no gain or loss would normally be realized as a result of these fluctuations. Redemptions or exchanges by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

     High-Yield Junk Bonds. These debt securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, such securities are often less liquid than their investment grade counterparts. From time to time, adverse regulatory and economic developments may limit the ability of the participants in the High-Yield Junk Bond market to maintain orderly markets in certain High-Yield Junk Bonds.

     The Value Fund may invest up to 10% of its net assets in High-Yield Junk Bonds. The Income Fund may invest up to 35% of its net assets in High-Yield Junk Bonds. As with other fixed-income and convertible securities, High-Yield Junk Bonds are subject to both credit risk and market risk, although the Manager believes that most convertible High-Yield Junk Bonds are likely to exhibit equity characteristics as well.

     The value and liquidity of High-Yield Junk Bonds may be diminished by adverse publicity and investor perceptions. Also, legislation limiting the tax benefits to the issuers of taxable High-Yield Junk Bonds or requiring federally-insured savings and loan institutions to reduce their holdings of taxable High-Yield Junk Bonds may continue to have an adverse effect on the market value of these securities.

     Because High-Yield Junk Bonds are traded only in markets in which the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell High-Yield Junk Bonds at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities would be regarded as illiquid. Thinly traded High-Yield Junk Bonds may be more difficult to value accurately for the purpose of determining a Fund's net asset value. Also, because the market for certain High-Yield Junk Bonds is relatively new, that market may be particularly sensitive to an economic downturn or general increase in interest rates.

     Particular types of High-Yield Junk Bonds may present special concerns. Some High-Yield Junk Bonds in which a Fund invests may be subject to redemption or call provisions. These provisions may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

     The Manager attempts to identify High-Yield Junk Bonds with relatively favorable investment characteristics. The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate the credit risk, they ordinarily do not evaluate the market risk of High-Yield

Junk Bonds. In certain circumstances, the ratings may not reflect in timely fashion adverse developments affecting an issuer. For these reasons, the Manager conducts its own independent credit analysis of High-Yield Junk Bonds.

     Illiquid Securities. Each Fund may purchase illiquid securities, including securities whose disposition is restricted by the Federal securities laws. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books. The number of potential purchasers and sellers, if any, for such securities is limited, and the ability of a Fund to sell such securities at their fair market value may be limited. It is expected that investments in illiquid securities will not exceed 10% of the net assets of a Fund at any time. However, each Fund reserves the right to invest up to 15% of its net assets in illiquid securities.

     Lending of Portfolio Securities. For the purpose of realizing additional income, each Fund may lend securities with a value of up to 30% of its assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by liquid, high grade collateral consisting of U.S. government securities or cash, equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral in case the borrower fails financially.

     U.S. Government Securities. The Funds may invest in obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and, therefore, no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

MISCELLANEOUS INVESTMENT PRACTICES
----------------------------------

     Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and broker-dealers under which the Fund acquires a security (usually a U.S. Government security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects the agreed-upon market rate unrelated to the coupon rate on the purchased security. These transactions may allow the Fund to earn a return on temporarily available cash at no market risk. However, there is a risk that the seller may default on its obligation to pay the agreed-upon sum at the re-delivery date. Such a default may subject the Fund to expenses, delays and risks of loss. Repurchase agreements with a maturity of more than seven days, taken together with all of a Fund's other illiquid assets, will not exceed 15% of a Fund's net assets. Repurchase agreements are considered loans under the Investment Company Act of 1940 (the "1940 Act").

     Portfolio Turnover. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. The Funds' annual "portfolio turnover" will be determined by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Funds' securities. For purposes of calculation, securities which mature in one year or less are excluded. Because of the long term nature of the Value Fund's investment strategy, it is likely that portfolio turnover will not exceed the portfolio turnover of other investment companies.

     The Funds will not generally trade in securities for short-term profits. However, in certain limited circumstances, securities may be purchased and sold without regard to the length of time held. Neither Fund can accurately predict its annual portfolio turnover rate, but the annual portfolio turnover rate is not expected to exceed 100% for either Fund. A high turnover rate increases transaction costs and may increase taxable gains.

     Warrants. Each Fund may acquire attached and unattached warrants. Warrants entitle the holder to purchase equity securities at a specific price for a specified period of time. Warrants in which the Fund may invest will be freely transferable, and no more than 2% of a Fund's total assets will be invested in warrants which are not traded on either the New York Stock Exchange ("NYSE") or the American Stock Exchange. The Fund will not invest more than 5% of its net assets in warrants.NOTE ON SHAREHOLDER APPROVAL

     The investment policies and objectives of the Funds described above and in the Prospectus may be changed without shareholder approval.

NOTE ON PERCENTAGE LIMITATIONS
------------------------------

     All percentage limitations on investments (with the exception of the borrowing policy) described in the Prospectus and this SAI apply at the time of the making of an investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------

     The following investment restrictions may not be changed or eliminated with respect to a Fund without the affirmative vote of the majority of that Fund's outstanding voting securities. The phrase "shareholder approval," as used in the Prospectus, and the phrase a "vote of a majority of the outstanding voting securities," as used in this SAI, means the affirmative vote of the lesser of
(l) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     No Fund May:

     (1)  purchase the securities of a company if, as a result:

          (a)  the  Fund  would   have  more  than  25%  of  its  total   assets
               concentrated in any one industry, or

          (b) with respect to 75% of its assets, the Fund's holdings of that issuer would amount to more than

               (i)  5% of the Fund's total assets or

               (ii) 10% of the outstanding  voting securities of a single issuer other than those issued by the U.S. Government, its agencies or instrumentalities;

     (2) borrow money, except temporarily from banks to facilitate redemption requests in amounts not exceeding 5% of its total assets valued at market; and

     (3) purchase additional securities when money borrowed exceeds 5% of the Fund's total assets.

     (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     (5) Issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

     (6) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund's securities.

     (7)  Purchase  securities  on  margin,  except  that each  Fund may  obtain
          short-term   credits  as  necessary  for  the  clearance  of  security
          transactions.

     (8)  Purchase  or  sell  real  estate,   real  estate  limited  partnership
          interests, futures contracts, and commodities or commodities contracts. However, subject to the permitted investments of the Fund, each Fund may invest in marketable obligations secured by real estate or interests therein.

     (9)  Invest in companies for the purpose of exercising control.

     (10) Make  loans,   except  that  each  Fund  may  purchase  or  hold  debt
          instruments in accordance with its investment objective and policies, may enter into repurchase agreements, and may lend its securities.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

     (12) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

NON-FUNDAMENTAL INVESTMENT RESTRICTION
--------------------------------------

     It is contrary to each Fund's present policy, which may be changed by the Directors without shareholder approval, to: (i) invest more than 15% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable; or (ii) write puts, calls, options or combinations thereof.

CODES OF ETHICS
---------------

     The Board of Directors of the Corporation and the Manager each have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Corporation and the Manager are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Copies of these Code of Ethics are on file with the U.S. SEC and are available to the public.

MANAGEMENT OF THE FUNDS
-----------------------

     The management and affairs of the Corporation and each Fund (of which there currently are two) are supervised by the Directors. Each Director is responsible for overseeing each Fund. The Directors have approved contracts, as described below, under which certain companies provide essential management services to the Corporation. The Board has no standing committees. Independent directors, however, nominate other independent directors

     The mailing address of each officer and Director is: c/o the Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

     Directors and officers of the Corporation and their principal occupations during the past five years are as follows:

                      Term of
                      Office          Principal       Number of    Other
Name,      Position   and length      Occupation      Funds        Directorships
Address,   held with  of time         for last        overseen     held by
Age        Fund       served          Five years      by Director  Director
---        ----       ------          ----------      -----------  --------

*+Kent G.  Director   Unrestricted,  President, Croft-  Two,        Croft-
Croft,                seven years    Leominster, Inc.   Value and   Leominster
(02/26/63)                           since 1989.        Income      Inc.,
                                     Director,          Funds       Wildfowl
                                     Wildfowl Trust                 Trust of
                                     of North                       North
                                     America, St.                   America, St.
                                     Paul's School                  Paul's
                                                                    School


George D.  Chairman   Unrestricted,  Partner of the     Two,        None
Edwards,   of the     seven years    Omega              Value and
II         Board                     Organization       Income
(10/22/37)                           Inc. since         Funds
                                     1995.
                                     President and
                                     Chief Executive
                                     Officer, Hottman
                                     Edwards
                                     Advertising, Inc.
                                     (advertising
                                     agency), 1971-
                                     1995.

Frederick  Director   Unrestricted,  Chief              Two,        None
S. Billig  of the     seven years    Scientist and      Value and
(02/28/33) Corporation               Associate          Income
                                     Supervisor,        Funds
                                     Johns Hopkins
                                     University
                                     Applied Physics
                                     Lab since 1987;
                                     President Prodyne,
                                     Inc. since 1977

Charles    Director   Unrestricted,  Director of        Two,        Orion
Jay        of the     three years    Orion Safety       Value and   Safety
McLaughlin Corporation               Products, Vice     Income      Products
(09/20/62)                           President Retail   Funds
                                     Sales, Orion
                                     Safety Products
                                     as of January 1,
                                     1998. Vice
                                     President Marine
                                     Division, Orion
                                     Safety Products
                                     (1996-1998).


**+L.      Vice       Unrestricted,  Vice President     N/A         Croft-
Gordon     President  seven years    Chief Investment               Leominster
Croft      of the                    Officer and                    Inc., Board
(10/27/32) Corporation               Director of Croft-             Member of
                                     Leominster, Inc.               County First
                                     since 1989. Board              Bank
                                     Member of County
                                     First Bank


+Carla     Treasurer  Unrestricted,  Equity Trader and  N/A         Equity
Reedinger  and Chief  seven years    Senior Portfolio               Trader and
(3/25/60)  Financial                 Assistant, Croft-              Senior
           Officer                   Leominster, Inc.               Portfolio
           of the                    since 1989.                    Assistant,
           Corporation                                              Croft-
                                                                    Leominster,
                                                                    Inc. since
                                                                    1989.


+Greg      Assistant  Unrestricted,  Research Analyst,  N/A         Research
Valentine  Vice       one year       Croft-Leominster               Analyst,
(12/28/79) President                 since July, 2001.              Croft-
           of the                    Student, Washington            Leominster
           Corporation               and Lee University,            since July,
                                     1997-2001.                     2001.
                                                                    Student,
                                                                    Washington
                                                                    and Lee
                                                                    University,
                                                                    1997-2001.

--------------------------------------------------------------------------------

* Mr. Kent G. Croft is an "interested person" of the Corporation as that term is defined under the Investment Company Act of 1940.

**   L. Gordon Croft is the father of Kent G. Croft.

+    This person is an "affiliated person" of the Corporation and the Manager.

     Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Director's "beneficial ownership" of shares of each Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934. As of the end of the most recently completed calendar year, the Directors and officers of the Corporation owned less than 1% of the outstanding shares of the Corporation (and each Fund).

--------------------------------------------------------------------------------


                                                         Agg. Dollar Range
                  Dollar Range        Dollar Range       of Equity Securities
                  of Equity           of Equity          in all Registered
                  Securities          Securities         Investment Companies
                  in Income           in Value           Overseen by Director
Name of           Fund as of          Fund as of         in Family of
Director          12/31/01            12/31/01           Investment Companies
--------          --------            --------           --------------------


Kent G.      $10,000-100,000       $10,000-$100000          Over $100,000
Croft

George D.          $0               $1,000-$10,000          $1,000-$10,000
Edwards, II

Frederick S.       $0               $1,000-$10,000          $1,000-$10,000
 Billig

Gordon L.   $10,000-100,000          Over $100,000          Over $100,000
Croft

Charles Jay        $0               $1,000-$10,000          $1,000-$10,000
McLaughlin

--------------------------------------------------------------------------------

     Certain Other Securities Owned by Independent Board Members. The following table shows the independent Directors' "beneficial ownership" (if any) of securities issued by the Manager (or a person in a control relationship) as of the end of the most recently completed calendar year:


             Name of Owners
             and relationship    Name of     Title of    Value of     Percent of
Name         to Director         Issuer      Class       Securities   Class
----         -----------         ------      -----       ----------   -----

George D.      None              None        None        None         None
Edwards, II

Frederick S.   None              None        None        None         None
Billig

Charles Jay    None              None        None        None         None
McLaughlin


     Mr. Edwards is a participant in the Leominster-Croft Limited Partnership. In April 2001, Mr. Edwards withdrew $196,000 of his interest in the partnership. Mr. Kent Croft, as President of the partnership, authorized the withdrawal request. As of April 30, 2001, Mr. Edwards' interest in this partnership was less than $60,000.

     The Corporation's Articles provide that the Corporation will indemnify its Directors and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Funds. However, if it is determined in the manner specified in the Articles that the Directors have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any errors and
omissions  to  the  Corporation  or  its   shareholders  by  reason  of  willful
misfeasance, bad faith, gross negligence or reckless disregard of his or her duties, the Corporation may not provide such indemnification.

     Each Director who is not an "interested person" of the Corporation receives an annual fee of $500.00 for his service on the Board. The Manager pays the salaries and expenses of each Director and officer who is also an officer or employee of the Manager. Mr. Croft, as a stockholder and officer of the Manager, will benefit from the management fees paid by the Funds.

                                 Aggregate           Pension or                             Total Compensation
                             Compensation From       Retirement        Estimated Annual    from Registrant Paid
                              Registrant for      Benefits Accrued      Benefits Upon        to Directors for
 Name of Person, Position    Fiscal Year Ended     as Part of Fund        Retirement      Fiscal Year Ended 2002
                                   2002               Expenses

Charles Jay McLaughlin,           $500.00                N/A                 N/A                 $500.00
Director

Frederick S. Billig,              $500.00                N/A                  N/A                $500.00
Director

George D. Edwards, II,            $500.00                N/A                 N/A                 $500.00
Director



Board Considerations in Approving the Management Agreement. In approving the Management Agreement with respect to each Fund, the Board requested and received written materials from the Manager about: (a) description of Adviser's business, reputation, code of ethics, and any outstanding litigation; (b) the Manager's investment management personnel; (c) the Manager's operations and financial condition and performance record; (d) the Manager's compensation and fee structure; (e) the Manager's compliance procedures; (f) the Manager's trading and soft dollar arrangements and amounts; and (g) any other problems or issues.

     At the meeting, representatives from the Manager presented additional oral and written information to the Board to help the Board evaluate the Manager's fees and other aspects of the Management Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Directors then discussed the written materials that the Board received before the meeting and the Manager's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

     Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the Management Agreement are fair and reasonable; and (b) concluded that the Manager's fees are reasonable in light of the services that the Manager provides to the Funds.

5% AND 25% SHAREHOLDERS
-----------------------

     As of August 1, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Corporation, beneficial owners) of 5% and 25% or more shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to "control" the Fund within the meaning of the 1940 Act.

Name
----                                                 Percentage
The Value Fund
--------------
Gordon Croft Limited Partnership                        6.48%
7503 Club Road
Baltimore, MD  21204

Stephen J. Brocato                                      6.51%
Betty L. Brocato Trust Under Will:
Simone Brocato, MD Executor
Betty L. Brocato Trust
Suite 111 Box 13
2101 Main Street
Baker, OR 97814

The Income Fund
---------------
Jupiter & Co.                                          16.61%
c/o Investors Bank & Trust
P.O. Box 9130FPG90
Boston, MA 02117-9130

Glenn Hachey                                            8.42%
Rebecca Tominack JT TEN
3441 Bluff View Drive
St. Charles, MO 60633

Gordon Croft Limited Partnership                        8.22%
7503 Club Road
Baltimore, MD  21204

Richard Haberstroh IRA R/O                              5.23%
26413 High Banks Drive
Salisbury, MD 21801


     As of August 1, 2002, the Directors of the Corporation were record owners of shares of the Funds in the amounts set forth below.

The Value Fund
--------------
Kent G. Croft                                    4.68%
Gordon Croft                                     1.66%
Charles Jay McLaughlin                           0.06%
Frederick S. Billig                              0.04%
George Edwards                                   0.04%

The Income Fund
---------------
L. Gordon Croft                                  2.53%
Kent G. Croft                                    2.28%
Charles Jay McLaughlin                           0.00%
Frederick S. Billig                              0.00%
George D. Edwards, II                            0.00%

THE MANAGER
-----------

     Under an agreement between the Corporation and the Manager, subject to such policies as the Directors of the Corporation may determine, the Manager, at its expense, will continuously furnish an investment program for the Funds and will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

     Pursuant to the management agreement and subject to the general oversight of the Directors, the Manager also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and
expenses  of  the  officers  of  the  Funds.  As  described   under   "Portfolio
Transactions -- Brokerage and Research Services," the Funds' portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Funds or their other clients. Accordingly, the Funds may incur greater brokerage commissions than they might otherwise pay.

     The management agreement has been approved by the Directors of the Corporation. By its terms, the agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Directors at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Corporation. The agreement automatically terminates on assignment, and is terminable upon notice by the Funds. In addition, the agreement may be terminated on not more than 60 days' notice by the Manager given to the Funds. In the event the Manager ceases to manage the Funds, the right of the Funds to use the identifying name of "Croft-Leominster" may be withdrawn.

     The Funds pay, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Directors who are not affiliated with the Manager, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Funds' shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Funds are also responsible for such nonrecurring expenses as may arise, including litigation in which the Funds may be a party, and other expenses as determined by the Directors.

     The management agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The Manager is a Maryland corporation organized in 1989, and approximately 51% of the outstanding voting shares of the Manager is owned by L. Gordon Croft.

     For the fiscal year ended April 30, 2000, 2001 and 2002, the Funds accrued and subsequently paid, and the Manager waived, the following management fees:


                        Fees Accrued and Paid                Fees Waived
                        ---------------------                -----------

                      2000      2001       2002         2000     2001     2002
Value Fund          $45,501*  $48,514**  $53,015         $0    $48,514  $39,262
Income Fund         $71,079*  $62,279**  $63,918         $0    $62,279  $53,980


*    Manager  waived fees of $46,435 to the Value Fund and $62,452 to the Income
     Fund.
**   Manager  waived  fees of $4,243 to the Value  Fund and $1,833 to the Income
     Fund.

     Until April 30, 2003, the Manager has contractually agreed to waive its management fees or reimburse Fund expenses to limit the overall expense ratios for the Value Fund and Income Fund (excluding ordinary brokerage commissions and extraordinary expenses) to 1.50% and 1.10%, respectively, of the Fund's average net assets. This arrangement may enhance the Funds' performance.

OTHER SERVICES
--------------

     Custodial Arrangements. US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is the Funds' custodian. Accordingly, US Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, US Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to the Funds' portfolio securities. US Bank also maintains certain accounts and records for the Funds.

     Transfer and Shareholder Servicing Agent. Mutual Shareholder Services serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, Mutual Shareholder Services, LLC has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv) maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation's Board of Directors concerning the Funds' operations.

     Accounting Services Agreement. Pursuant to an Accounting Services Agreement, Mutual Shareholder Services, LLC ("MSS") provides certain services to the Funds, including but not limited to: (i) calculate and transmit to Nasdaq each Fund's daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with juridsiction.

     For the fiscal year ended April 30, 2000, 2001 and 2002, the Funds accrued and subsequently paid the following accounting services fees:

                                     Fees Accrued and Paid
                       2000                 2001                    2002
Value Fund           $17,154               $24,136                $21,397
Income Fund          $18,603               $29,470                $21,697*


*As  of July 2001, the accounting services fee was reduced to 0.

     Certified Public Accountants. The Funds' independent public accountants are McCurdy & Associates, CPA's, Inc. They conduct an annual audit of the Funds, assist in the preparation of the Funds' federal and state income tax returns and consult with the Funds and the Board as to matters of accounting and federal and state income taxation.

PORTFOLIO TRANSACTIONS
----------------------

     Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. These commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets or in the case of gold bullion, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     When the Manager places orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. The Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the adviser's clients. Consistent with this practice, the Manager may receive research, statistical and quotation services from many broker-dealers with which the Funds' portfolio transactions are placed (including certain transactions in over-the-counter markets). These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees that the Funds pay to the Manager are not reduced because they receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") and the Management Agreement, the Manager may cause the Funds to pay a broker-dealer that provides "brokerage and research services," as defined in the Exchange Act, to the Manager an amount of disclosed compensation for effecting a securities transaction for the Funds in excess of the compensation that another broker-dealer would have charged for effecting that transaction. The authority of the Manager to cause the Funds to pay greater commissions is subject to such policies as the Directors may adopt from time to time.

     The total brokerage commissions that the Funds paid for the fiscal year ended April 30, 2000, 2001, and 2002 were $16,581, $19,099, and $20,969, respectively, for the Value Fund and $843, $134, and $393, respectively, for the Income Fund.

     The Manager may allocate brokerage transactions for each Fund on the basis of a broker's sale of Fund shares.

     The Manager benefits from the advice and expertise of its corporate adviser. The current corporate adviser is David T. McLaughlin. Mr. McLaughlin is president, CEO and chairman of the Aspen Institute, is the past president of Dartmouth College, and serves as director on the boards of Atlantic Richfield Company, Atlas Air, Inc., Partner Re Holdings, Ltd. and Westinghouse Electric Corporation. Mr. McLaughlin advises on general fund problems concerning marketing, management and administration. (Mr. David T. McLaughlin, consultant, is not related to Mr. Charles McLaughlin, a director of the Corporation.)

HOW TO PURCHASE
---------------

     The procedures for purchase of Fund shares are summarized in the text of the Prospectus under "How to Buy Shares." Purchase requests must be in good order, as defined in the Prospectus. Upon receipt of a purchase request in good order, the shareholder will receive a payment equal to the net asset value of the purchased shares next determined after the purchase request, in good order, has been received. The Fund will accept purchase requests only on days the NYSE is open.

HOW TO REDEEM
-------------

     The procedures for redemption of Fund shares are summarized in the text of the Prospectus under "How to Redeem Shares." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the shareholder will receive a payment equal to the net asset value of the redeemed shares next determined after the redemption request, in good order, has been received. The Fund will accept redemption requests only on days the NYSE is open. Redemption proceeds will normally be forwarded on the next day on which the NYSE is open. However, the Funds reserve the right to take up to seven days to make payment if, in the judgment of the Manager, the Funds could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Funds reserve the right not to forward the proceeds of the redemption until the check has been collected.

     The Funds may only suspend the right of redemption and may postpone payment: (i) when the NYSE is closed for other than customary weekends and holidays, (ii) as permitted by the Securities and Exchange Commission ("SEC") during periods when trading on the NYSE is restricted, (iii) as permitted by the SEC during any emergency which makes it impracticable for the Funds to dispose of its securities or to determine fairly the value of its net assets, or (iv) during any other period permitted by order of the SEC.

     The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in a Fund falls below a specified level, currently set at $1,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by a Fund. The Funds also reserve the right to redeem shares to limit a shareholder's account value to to a specified maximum set from time to time by the Board of Directors. No limit is presently in effect, but such a limit could be established at any time and could be applicable to existing and future shareholders.

REDEMPTIONS IN-KIND
-------------------

     The Funds intend to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of each Fund) the Funds reserve the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which the Funds are obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

SIGNATURE GUARANTEES
--------------------

     If you request payment of proceeds to a third party or to a location other than your address of record or bank account of record, your redemption must be in writing and must include a signature guarantee. Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to a Fund.

TAXES
-----

 Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. In order to qualify, the Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities;

     (b)  each year distribute at least 90% of its  "investment  company taxable
          income,"  which,  in  general,   consists  of  investment  income  and
          short-term capital gains; and

     (c)  diversify its holdings so that, at the end of each fiscal quarter

          (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and

          (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers.

          By so qualifying, a Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

          In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated, in part, as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Funds currently have no intention or policy to distribute amounts in excess of their earnings and profits.

     It is expected that at least some of the distributions from the Funds will qualify for the dividends-received deduction for corporations to the extent that the Funds' gross income was derived from qualifying dividends from domestic corporations.

     Shareholders will receive annual information as to the tax status of distributions made by the Funds in each calendar year.

     The Funds are required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amounts of dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number ("TIN") has been provided or where the Funds are notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding) or for which the shareholder has failed to certify that he or she is a U.S. person (including a U.S. resident alien). In addition, the Funds will be required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no TIN has been provided.

     The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Corporation is organized as a Maryland corporation. Under current law, as long as the Funds qualify for the federal income tax treatment described above, it is believed that the Funds will not be liable for any income or franchise tax imposed by Maryland with respect to amounts distributed to shareholders.

     Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

HOW NET ASSET VALUE IS DETERMINED
---------------------------------

     As described in the Prospectus under "How Net Asset Value is Determined," the net asset value per share of the Funds is determined once on each day on which the NYSE is open, as of the close of the NYSE. The Corporation expects that the days, other than weekend days, that the NYSE will not be open are: New

Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Funds' portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price. If there are no sales reported, as in the case of certain securities traded over-the-counter, the Funds' portfolio securities will be valued by using the last reported bid price. Many debt securities, including U.S. Government Securities, are traded in the over-the-counter market. Obligations having remaining maturities of 60 days or less are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Funds would receive if the instruments were sold. Consequently, changes in the market value of such portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of the Funds' net asset value.

     Certain securities and assets of the Funds may be valued at fair value as determined in good faith by the Board of Directors or by persons acting at their direction in accordance with guidelines established by the Board of Directors. The fair value of any restricted securities from time to time held by the Funds is determined by the Manager according to procedures approved by the Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors. The fair value of these securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities, including any registration expenses that might be borne by the Funds in connection with such disposition. In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in corporate bonds, U.S. Government securities and short-term, fixed-income instruments is substantially completed each day at various times before the close of the NYSE. The values of these securities used in determining the Funds' net asset value of shares are computed as of such times. Occasionally, events affecting the value of these securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of a Fund's securities occur during this period, these securities will be valued at their fair value as determined in good faith by the Board of Directors.

CALCULATION OF YIELD AND RETURN
-------------------------------

     Yield of the Fund. The yield of each Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the Fund shares' net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Yield based on a 30-day period is calculated according to the following formula:

         Yield = (2 (a - b/cd + 1)6 - 1), where

          a    = dividends and interest earned during the period;

          b    = expenses accrued for the period (net of reimbursements);

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

          d = the maximum offering price per share on the last day of the period.

     Net investment income will reflect amortization of any market value premium or discount of fixed-income securities, except for obligations backed by mortgages or other assets, and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Funds' yield will vary from time to time depending upon market conditions, the composition of the Funds' portfolio and operating expenses of the Funds. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Funds' yield to other investment companies' and other investment vehicles' yields. Yield should also be considered relative to changes in the value of the Funds' shares and to the relative risks associated with the investment objectives and policies of the Funds.

     For the 30-day period ended April 30, 2002, the Income Fund's yield was 7.09%.

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price may result in the investor's misunderstanding the Total Return he or she may derive from a Fund.

     Total Return (Before Taxes). The total return (before taxes) of the Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

         P (1 + T)n = ERV, where

         P = a hypothetical initial investment of $1,000;

         T = average annual total return;

         n = number of years;

         and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

     The calculation assumes the maximum sales load (or other chargers deducted from payments) is deducted from the initial $1,000 payment and assumes all distributions by the Fund are reinvested at the price stated in the Prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. The calculation further includes all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, the calculation assumes an account size equal to the Fund's mean (or median) account size. As appropriate, the calculation reflects any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares.

     Based on the foregoing, the average annual total return (before taxes) for each Fund from commencement of operations through April 30, 2002 and for the one year period ended April 30, 2002, were as follows:

                                                Total Return Before Taxes

Fund                         One Year         Since Inception
----                         --------         ---------------
Value Fund*                   -6.05%              11.25%
Income Fund*                   6.91%               6.76%

*    The Value Fund and Income Fund commenced operations on May 4, 1995.

     Total Return After Taxes on Distributions. The total return after taxes on distributions refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return

(after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

         P(1+T)n = ATVD, where

         P  = a hypothetical initial investment of $1,000;

         T  = average annual total return (after-taxes on distributions);

         n  = number of years;

         and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods.

     The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

     Based on the foregoing, the average annual total return (after taxes on distributions) for each Fund from commencement of operations through April 30, 2002 and for the one year period ended April 30, 2002, were as follows:


                               Total Return After Taxes on
                                      Distributions

Fund                         One Year         Since Inception
----                         --------         ---------------
Value Fund*                   -6.36%               10.53%
Income Fund*                   4.12%                3.66%

*    The Value Fund and Income Fund commenced operations on May 4, 1995.

     Total Return After Taxes on Distributions and Redemptions. The total return after taxes on distributions and redemptions refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

         P(1+T)n = ATVDR, where

         P  = a hypothetical initial investment of $1,000;

         T = average annual total return (after-taxes on distributions and redemption);

         n  = number of years;

         and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period.

     The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains (applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

     Based on the foregoing, the average annual total return (after taxes on distributions and redemptions) for each Fund from commencement of operations through April 30, 2002 and for the one year period ended April 30, 2002, were as follows:

                                Total Return After Taxes on
                               Distributions and Redemptions

Fund                         One Year         Since Inception
Value Fund*                    -3.42%               9.28%
Income Fund*                    4.19%               3.91%

*    The Value Fund and Income Fund commenced operations on May 4, 1995.

PERFORMANCE COMPARISONS
-----------------------

     Yield and Total Return. The Funds may from time to time include total return in information furnished to present or prospective shareholders. The Funds may from time to time also include total return and yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having similar investment objectives as the Funds.

DISTRIBUTIONS
-------------

     Distributions from Net Investment Income. The Funds pay out substantially all of their net investment income, (i.e., dividends, interest they receive from their investments, and short-term gains). The Funds will declare and pay any such dividends annually and quarterly, respectively.

         Distributions of Capital Gains. Each Fund's policy is to distribute annually substantially all of its net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

     Dividends and short-term capital gains distributions of each Fund are taxable as ordinary income. Distributions of any long-term capital gains are treated as a gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you may have owned shares in a Fund. Distributions of net capital gains of a Fund will not qualify for the dividends-received deduction and will be taxable as long-term capital gain, taxable at the rate of 20% for property held for more than one year, whether received in cash or additional shares.

     In order to avoid a liability for excise tax on undistributed income, the Internal Revenue Code of 1986, as amended, requires each Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each October 31 and not previously distributed.

     Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions. A dividend paid to you by a Fund in January of a year generally is deemed to have been paid by the Fund and received by you on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

EXPERTS
-------

     The Corporation's financial statements for the fiscal year ended April 30, 2002, including notes thereto and the report of McCurdy & Associates CPA's, Inc., independent auditors, thereon have been filed with the SEC and are incorporated by reference into this Statement of Additional Information. A copy of the Corporation's 2002 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

COUNSEL
-------

     Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as counsel to the Corporation.

APPENDIX A:  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

I. Corporate Bond Ratings
-------------------------

A.  Description of Moody's  Investors  Service,  Inc.'s  Corporate Bond Ratings:
    ----------------------------------------------------------------------------

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba and B -- Bonds which are rated Ba or B are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B.  Description  of  Standard & Poor's  Corporation's  Corporate  Bond  Ratings:
    ----------------------------------------------------------------------------

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B -- Bonds rated BB or B are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CCC -- Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

II. Commercial Paper Ratings
    ------------------------

A. Description of Moody's  Investors  Service.  Inc.'s Commercial Paper Ratings:
   -----------------------------------------------------------------------------

     Moody's Investors Service, Inc. evaluates the salient features that affect a Commercial Paper issuer's financial and competitive position. Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets. Differing degrees of weight are applied to these factors as deemed appropriate for individual situations. Commercial Paper issuers rated "Prime-1" are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers in the Commercial Paper market rated "Prime-2" are of high quality. Protection for short-term note holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured. Issuers rated among Prime-1 and Prime-2 categories are judged to be investment grade.

B.  Description  of  Standard & Poor's  Corporation  Commercial  Paper  Ratings:
    ----------------------------------------------------------------------------

     Standard & Poor's Corporation describes its highest ("A") rating for commercial paper as follows, with numbers l, 2 and 3 being used to denote relative strength within the "A" classification: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB." The issuer should be well- established and the issuer should have a strong position within its industry. The reliability and quality of management should be unquestioned.

                             CROFT FUNDS CORPORATION
                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

     (a) Articles of Incorporation, filed as Exhibit (1) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (b) By-Laws, filed as Exhibit (2) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (c)  Inapplicable

     (d) Management Contract between Registrant and Croft-Leominster, Inc. filed as Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (e)  Inapplicable

     (f)  Inapplicable

     (g) Custodian Agreement between Registrant and U.S. Bank, N.A. dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (h)(1) Transfer Agent Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit
          (h)(4) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

     (h)(2) Transfer Agent Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit
          (h)(5) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

     (h)(3) Accounting Services Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(6) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

     (h)(4) Accounting Services Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

     (i) Opinion of Morgan, Lewis & Bockius as to legality of the securities being registered, is filed herewith.

     (j) Consent of Independent Accountants, McCurdy & Associates CPA's, Inc., is filed herewith.

     (k)  Inapplicable

     (l) Purchase Agreement between Registrant and Croft-Leominster, Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (m) Distribution Plan filed as Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on
          November 10, 1994 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

     (n)  Inapplicable

     (p)(1) Code of Ethics  for the Croft  Funds  Corporation,  filed as Exhibit
          (p)(1) to Post-Effective Amendment No. 7 on the Registrant's Registration Statement on Form N-1A filed on August 28, 2000 is incorporated by reference.

     (p)(2) Code of Ethics for Croft-Leominster, Inc., filed as Exhibit (p)(1) to Post-Effective Amendment No. 7 on the Registrant's Registration Statement on Form N-1A filed on August 28, 2000 is incorporated by reference.

     (q)  Powers of Attorney are filed herewith.

Item 24. Persons Controlled By or Under Common Control with the Fund

         None

Item 25. Indemnification

     The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Item 26. Business and other Connections of the Investment Adviser

     The Manager is a Maryland corporation that was organized in 1989. The Manager's principal place of business is at Canton House, 300 Water Street, Baltimore, Maryland 21202. It is in the business of providing investment advice and related services, and is registered with the Securities and Exchange Commission as an investment adviser. The Manager has prior experience as a General Partner of several limited partnerships that invest in securities, and its principal staff has substantial investment experience. The names and prior experience of the Officers and Directors of the Manager are set forth below. The principal business address of each person listed below (as it relates to the Manager) is Canton House, 300 Water Street, Baltimore, Maryland 21200.

Name and Position with
Croft-Leominster, Inc.                              Prior Experience
----------------------                              ----------------
L. Gordon Croft                                     Vice President and Director,
         Director, Chief Investment Officer         T. Rowe Price
         and Vice President

Kent Croft                                          Manager, Equity Sales and
         President                                  Research, Salomon Brothers


Item 27. Principal Underwriters

         None

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant (transfer agency and shareholder records), the offices of Registrant's manager, (corporate records, journals, ledgers, receipts, and brokerage orders), or at the offices of Morgan, Lewis & Bockius LLP, counsel to the Registrant, 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

Item 29. Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the __th day of August, 2002.

                                          CROFT FUNDS CORPORATION

                                          By:  /s/ Kent G. Croft
                                          ----------------------
                                          Kent G. Croft, President and Director


As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.


Signature                    Title                             Date
---------                    -----                             ----

/s/George D. Edwards, II
------------------------
George D. Edwards, II        Director                    August 30, 2002

/s/Frederick S. Billig
----------------------
Frederick S. Billig          Director                    August 30, 2002

/s/Charles J. McLaughlin
------------------------
Charles J. McLaughlin        Director                    August 30, 2002

/s/ Kent G. Croft
-----------------
Kent G. Croft                President and Director      August 30, 2002

/s/ Carla Reedinger
-------------------
Carla Reedinger              Treasurer and Chief
                             Financial Officer           August 30, 2002



*By:     /s/ Kent G. Croft
     ---------------------
         Kent G. Croft
         Attorney in fact

                                  Exhibit Index

                                                                      Sequential
                                                                      Page
Name                                                       Exhibit    Number
----                                                       -------    ------

Articles of Incorporation filed as Exhibit (1) to the         a
Registrant's Initial Registration Statement filed on July
22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

By-Laws filed as Exhibit (2) to the Registrant's Initial      b
Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (b) of Post-Effective
Amendment No. 5, as filed on June 29, 1998.

Inapplicable                                                  c

Management Contract between Registrant and Croft-Leominster, d Inc. filed as Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 5, as filed on
June 29, 1998.

Inapplicable                                                  e

Inapplicable                                                  f

Custodian Agreement between Registrant and Star Bank, N.A.    g
dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

Transfer Agent Agreement between Croft-Leominster Income      h(1)
Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(4) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

Transfer Agent Agreement between Croft-Leominster Value Fund h(2) and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(5) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

Accounting Services Agreement between Croft-Leominster        h(3)
Income Fund and Mutual Shareholder Services, LLC dated July
6, 2001 filed as Exhibit (h)(6) to Post-Effective Amendment
No. 8 on the Registrant's Registration Statement on Form
N-1A filed on August 20, 2001 is incorporated by reference.

Accounting Services Agreement between Croft-Leominster Value h(4) Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

Opinion of Morgan, Lewis & Bockius as to legality of the      i       Ex-99.Bi
securities being registered is filed herewith.

Consent of Independent Accountants - McCurdy & Associates     j       Ex-99.Bj
CPA's is filed herewith.

Inapplicable                                                  k

Purchase Agreement between Registrant and Croft-Leominster,   l
Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on
June 29, 1998.

Distribution Plan filed as Exhibit (15) of Pre-Effective      m
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

Inapplicable                                                  o

Code of Ethics for the Croft Funds Corporation is             p(1)
incorporated by reference to Exhibit (p) (1) of Post-Effective Amendment No. 7 as filed on August 28, 2000.

Code of Ethics for Croft-Leominster, Inc. is incorporated by p(2) reference to Exhibit (p) (2) of Post-Effective Amendment No.
7 as filed on August 28, 2000.

Powers of Attorney are filed herewith.                        q       Ex-99.Bq